Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of lease-related assets and liabilities
	Classification	December 31, 2022

Lease assets:
Operating lease assets	Operating lease ROU assets	$2,431

Lease liabilities:
Current lease liabilities	Short-term operating lease liabilities	$959
Long-term lease liabilities	Long-term lease liabilities	1,173

		$2,132

Weighted Average Remaining lease term		3.37 years
Weighted Average Discount rate		9.95%

Schedule of lease liability
2023	$1,047
2024	439
2025	385
2026	367
2027	186

Total undiscounted lease payments	2,424
Less - imputed interest	(292)

Present value of lease liabilities	$2,132

Schedule of supplemental cash flow information related to the lease costs
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$1,259

Right-of-use asset recognized with corresponding lease liability:
Operating leases	$3,528